Quarterly portfolio holdings
John Hancock
Global Climate Action Fund
International equity
December 31, 2025
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Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 100.2%		$6,701,376
(Cost $5,983,538)
France 2.8%		187,125
Schneider Electric SE	684	187,125
Germany 8.2%		547,283
Deutsche Boerse AG	716	188,180
SAP SE	746	181,255
Siemens AG	635	177,848
Ireland 3.7%		247,482
Allegion PLC	910	144,890
Medtronic PLC	1,068	102,592
Japan 2.2%		144,690
Keyence Corp.	400	144,690
Netherlands 3.1%		210,693
Koninklijke Ahold Delhaize NV	5,138	210,693
Switzerland 4.5%		302,297
Cie Financiere Richemont SA, A Shares	723	155,916
Givaudan SA	37	146,381
United Kingdom 6.4%		430,641
Intertek Group PLC	3,313	205,461
London Stock Exchange Group PLC	1,872	225,180
United States 69.3%		4,631,165
AECOM	1,356	129,267
Alphabet, Inc., Class A	977	305,801
Amazon.com, Inc. (A)	911	210,277
AMETEK, Inc.	347	71,243
Amphenol Corp., Class A	486	65,678
Avery Dennison Corp.	1,108	201,523
Becton, Dickinson and Company	1,292	250,738
Brown & Brown, Inc.	1,353	107,834
Cencora, Inc.	650	219,538
Cisco Systems, Inc.	1,826	140,657
Lennox International, Inc.	189	91,775
Lowe’s Companies, Inc.	914	220,420
Marsh & McLennan Companies, Inc.	1,145	212,420
Meta Platforms, Inc., Class A	179	118,156
Microsoft Corp.	1,052	508,769
Motorola Solutions, Inc.	427	163,678
NVIDIA Corp.	2,179	406,384
Otis Worldwide Corp.	929	81,148
Roper Technologies, Inc.	164	73,001
Stryker Corp.	368	129,341
Sysco Corp.	1,885	138,906
Texas Instruments, Inc.	764	132,546
Union Pacific Corp.	830	191,996
Visa, Inc., Class A	696	244,094
Waste Management, Inc.	983	215,975

2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.4%			$28,279
(Cost $28,276)
Short-term funds 0.4%			28,279
John Hancock Collateral Trust (B)	3.7477(C)	2,827	28,279

Total investments (Cost $6,011,814) 100.6%	$6,729,655
Other assets and liabilities, net (0.6%)	(43,339)
Total net assets 100.0%	$6,686,316

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following sector composition as a percentage of total investments on 12-31-25:
Information technology	27.0%
Industrials	22.3%
Financials	14.5%
Health care	10.4%
Consumer discretionary	8.7%
Communication services	6.3%
Consumer staples	5.2%
Materials	5.2%
Short-term investments	0.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$187,125	—	$187,125	—
Germany	547,283	—	547,283	—
Ireland	247,482	$247,482	—	—
Japan	144,690	—	144,690	—
Netherlands	210,693	—	210,693	—
Switzerland	302,297	—	302,297	—
United Kingdom	430,641	—	430,641	—
United States	4,631,165	4,631,165	—	—
Short-term investments	28,279	28,279	—	—
Total investments in securities	$6,729,655	$4,906,926	$1,822,729	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,827	$54,938	$1,058,969	$(1,085,624)	$(7)	$3	$1,809	—	$28,279
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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